Information by business segment and geographic area (Tables)	12 Months Ended
Dec. 31, 2021
Information by business segment and geographic area
Schedule of adjusted EBITDA

	Year ended December 31, 2021
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	38,701	(11,468)	(135)	(198)	(330)	10	26,580
Iron ore pellets	7,053	(2,231)	30	(3)	(47)	71	4,873
Ferroalloys and manganese	175	(119)	—	(2)	(15)	—	39
Other ferrous products and services	373	(281)	9	(2)	(2)	—	97
	46,302	(14,099)	(96)	(205)	(394)	81	31,589

Base metals
Nickel and other products	5,377	(3,606)	(5)	(77)	(113)	—	1,576
Copper	2,589	(878)	(9)	(81)	(4)	—	1,617
	7,966	(4,484)	(14)	(158)	(117)	—	3,193
Brumadinho event and de-characterization of dams	—	—	(2,576)	—	—	—	(2,576)
COVID-19	—	—	(44)	—	—	—	(44)
Others (i)	234	(289)	(685)	(185)	(3)	109	(819)
Total of continuing operations	54,502	(18,872)	(3,415)	(548)	(514)	190	31,343

Discontinued operations - Coal	1,083	(1,317)	(26)	(7)	—	78	(189)

Total	55,585	(20,189)	(3,441)	(555)	(514)	268	31,154

(i) Includes the negative EBITDA of VNC in the amount of US$65, since upon the decision to sell this operation, the bodies responsible for making decisions on the Company's operating performance no longer analyze this operation as part of the Base Metals operating segment (notes 15 and 19).

	Year ended December 31, 2020
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	27,285	(8,171)	(187)	(127)	(534)	23	18,289
Iron ore pellets	4,242	(1,661)	11	(5)	(77)	116	2,626
Ferroalloys and manganese	225	(179)	—	(2)	(29)	—	15
Other ferrous products and services	326	(254)	3	(2)	—	2	75
	32,078	(10,265)	(173)	(136)	(640)	141	21,005

Base metals
Nickel and other products	4,652	(2,734)	(21)	(42)	(29)	—	1,826
Copper	2,175	(794)	(7)	(68)	(1)	—	1,305
	6,827	(3,528)	(28)	(110)	(30)	—	3,131
Brumadinho event and de-characterization of dams	—	—	(5,257)	—	—	—	(5,257)
COVID-19	—	—	(109)	—	—	—	(109)
Others (i)	640	(810)	(932)	(169)	(12)	32	(1,251)
Total of continuing operations	39,545	(14,603)	(6,499)	(415)	(682)	173	17,519

Discontinued operations - Coal	473	(1,456)	(15)	(28)	—	95	(931)

Total	40,018	(16,059)	(6,514)	(443)	(682)	268	16,588

(i) Includes the reclassification of the negative EBITDA of VNC in the amount of US$150, since upon the decision to sell this operation, the bodies responsible for making decisions on the Company's operating performance no longer analyze this operation as part of the Base Metals operating segment (notes 15 and 19).

	Year ended December 31, 2019
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	23,343	(8,778)	(323)	(123)	(750)	29	13,398
Iron ore pellets	5,948	(2,666)	(20)	(16)	(72)	258	3,432
Ferroalloys and manganese	282	(220)	(8)	(2)	(1)	—	51
Other ferrous products and services	432	(324)	—	(1)	—	9	116
	30,005	(11,988)	(351)	(142)	(823)	296	16,997

Base metals
Nickel and other products	3,954	(2,334)	(74)	(38)	(28)	—	1,480
Copper	1,904	(905)	(5)	(43)	(20)	—	931
	5,858	(3,239)	(79)	(81)	(48)	—	2,411
Brumadinho event and de-characterization of dams	—	—	(7,402)	—	—	—	(7,402)
Others (i)	686	(923)	(507)	(190)	(11)	57	(888)
Total of continuing operations	36,549	(16,150)	(8,339)	(413)	(882)	353	11,118

Discontinued operations - Coal	1,021	(1,638)	1	(30)	—	113	(533)

Total	37,570	(17,788)	(8,338)	(443)	(882)	466	10,585

(i) Includes the reclassification of the negative EBITDA of VNC in the amount of US$237, since upon the decision to sell this operation, the bodies responsible for making decisions on the Company's operating performance no longer analyze this operation as part of the Base Metals operating segment (notes 15 and 19).

	Year ended December 31,
	2021	2020	2019
Net income from continuing operations attributable to Vale's stockholders	24,736	6,258	324
Net income (loss) attributable to noncontrolling interests	108	(3)	115
Net income from	24,844	6,255	439
Depreciation, depletion and amortization	3,034	3,215	3,489
Income taxes	4,697	735	(595)
Financial results	(3,119)	4,813	3,393
Equity results and other results in associates and joint ventures	1,271	1,020	656
Dividends received and interest from associates and joint ventures	190	173	353
Impairment and disposal of non-current assets	426	1,308	3,383
Adjusted EBITDA from continuing operations	31,343	17,519	11,118

	Year ended December 31,
	2021	2020	2019
Loss from discontinued operations attributable to Vale's stockholders	(2,291)	(1,377)	(2,007)
Loss attributable to noncontrolling interests	(85)	(347)	(612)
Loss	(2,376)	(1,724)	(2,619)
Depreciation, depletion and amortization	69	19	237
Income taxes	(821)	(297)	—
Financial results	(447)	(2)	20
Equity results in associates and joint ventures	26	43	25
Dividends received and interest from associates and joint ventures (i)	78	95	113
Impairment of non-current assets	3,282	935	1,691
Adjusted EBITDA from discontinued operations	(189)	(931)	(533)
(i)	Includes the remuneration of the financial instrument of the Coal segment.

Asset by segment

	December 31, 2021			December 31, 2020
		Investments in	Property, plant		Investments in	Property, plant
	Product	associates and	and equipment	Product	associates and	and equipment
	inventory	joint ventures	and intangibles	inventory	joint ventures	and intangibles (i)
Ferrous minerals	2,186	1,113	28,988	2,017	1,154	29,436
Base metals	1,384	17	20,127	1,231	18	19,549
Coal (note 16)	—	—	—	25	—	—
Others	21	621	1,827	—	859	1,459
Total	3,591	1,751	50,942	3,273	2,031	50,444

	Year ended December 31,
	2021			2020			2019
	Capital expenditures (i)			Capital expenditures (i)			Capital expenditures (i)
			Depreciation,			Depreciation,			Depreciation,
	Sustaining	Project	depletion and	Sustaining	Project	depletion and	Sustaining	Project	depletion and
	capital	execution	amortization	capital	execution	amortization	capital	execution	amortization
Ferrous minerals	2,496	531	1,771	2,134	258	1,768	1,685	385	2,063
Base metals	1,518	344	1,213	1,415	239	1,351	1,089	151	1,191
Others (ii)	20	124	50	156	25	96	146	8	235
Total	4,034	999	3,034	3,705	522	3,215	2,920	544	3,489

(i) Amounts disbursed during the periods presented above.

(ii) Includes the reclassification of VNC under the captions “Sustaining capital” and “depreciation, depletion and amortization”, in the amount of US$151 and US$46, respectively, for the year ended December 31, 2020 and in the amount of US$136 and US$160, respectively, for the year ended December 31, 2019.

Assets and net operating revenue by geographic area

	December 31, 2021				December 31, 2020
	Investments in		Property,		Investments in		Property,
	associates and		plant and		associates and		plant and
	joint ventures	Intangible	equipment	Total	joint ventures	Intangible	equipment	Total
Brazil	1,730	7,050	23,793	32,573	1,760	7,341	23,364	32,465
Canada	—	1,958	12,441	14,399	—	1,951	11,798	13,749
Americas, except Brazil and Canada	—	—	3	3	234	—	5	239
Europe	—	—	739	739	—	—	894	894
Indonesia	—	1	2,723	2,724	—	2	2,729	2,731
Asia, except Indonesia and China	21	—	874	895	20	—	951	971
China	—	2	21	23	17	2	19	38
Oman	—	—	1,337	1,337	—	—	1,388	1,388
Total	1,751	9,011	41,931	52,693	2,031	9,296	41,148	52,475

	Year ended December 31, 2021
	Ferrous
	minerals	Base metals	Others	Total
Americas, except United States and Brazil	877	402	4	1,283
United States of America	392	1,151	—	1,543
Germany	618	1,416	—	2,034
Europe, except Germany	2,373	2,323	—	4,696
Middle East, Africa, and Oceania	2,140	15	—	2,155
Japan	3,977	546	—	4,523
China	27,510	1,093	—	28,603
Asia, except Japan and China	3,536	965	—	4,501
Brazil	4,879	55	230	5,164
Net operating revenue	46,302	7,966	234	54,502

	Year ended December 31, 2020
	Ferrous
	minerals	Base metals	Others	Total
Americas, except United States and Brazil	334	83	343	760
United States of America	244	797	—	1,041
Germany	357	1,169	—	1,526
Europe, except Germany	1,214	2,356	—	3,570
Middle East, Africa, and Oceania	1,418	17	—	1,435
Japan	1,793	400	—	2,193
China	22,202	922	—	23,124
Asia, except Japan and China	2,068	931	—	2,999
Brazil	2,448	152	297	2,897
Net operating revenue	32,078	6,827	640	39,545

	Year ended December 31, 2019
	Ferrous
	minerals	Base metals	Others	Total
Americas, except United States and Brazil	523	532	303	1,358
United States of America	404	931	—	1,335
Germany	1,161	522	—	1,683
Europe, except Germany	1,514	1,715	—	3,229
Middle East, Africa, and Oceania	2,083	20	—	2,103
Japan	2,057	426	—	2,483
China	17,572	670	—	18,242
Asia, except Japan and China	2,032	816	—	2,848
Brazil	2,659	226	383	3,268
Net operating revenue	30,005	5,858	686	36,549